Members’ Capital (Details Narrative) - Grown Rogue Unlimited LLC [Member]	Oct. 31, 2018 shares
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Common units, authorized	20,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Common units, authorized	750